Convertible Notes Receivable (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2019 CAD ($)	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Disclosure Of Convertible Notes Receivable Explanatory Abstract
Secured convertible notes (in Dollars)		$ 410,000
Convertible note issue price (in Dollars per share) | $ / shares		$ 975
Face value (in Dollars)		$ 1,000
Number of convertible notes		410
Payments to convertible notes	$ 0.5	$ 399,750
Convertible notes interest rate		7.50%
Convertible notes conversion price (in Dollars per share) | $ / shares		$ 1
Convertible notes receivable (in Dollars)			$ 0.6	$ 0.6
Risk-free rate			2.96%	0.91%
Expected remaining life			9 months	1 year 9 months
Volatility			52.60%	47.00%
Secured convertible notes accrued (in Shares) | shares			55,322	30,086
Secured convertible notes accrued and receivables (in Shares) | shares			43,928